Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Debt outstanding	$ 1,818,000,000			$ 1,380,800,000
Current debt outstanding	224,900,000			$ 116,400,000
Variable Interest Entity, Primary Beneficiary | Golar Snow Facility | Hai Jiao 1402 Limited
Line of Credit Facility [Line Items]
Debt Instrument, face amount			$ 184,200,000.0
Variable Interest Entity, Primary Beneficiary | Junior Loan Facility | Golar Kelvin Facility | Hai Jiao 1405 Limited
Line of Credit Facility [Line Items]
Debt Instrument, face amount	26,300,000.0		184,200,000.0
Variable Interest Entity, Primary Beneficiary | Junior Loan Facility | Golar Snow Facility | Hai Jiao 1402 Limited
Line of Credit Facility [Line Items]
Debt Instrument, face amount			25,600,000.0
Variable Interest Entity, Primary Beneficiary | Junior Loan Facility | Golar Ice Facility | Hai Jiao 1406 Limited
Line of Credit Facility [Line Items]
Debt Instrument, face amount	26,300,000.0	$ 184,200,000.0
Senior Loan Facility | Variable Interest Entity, Primary Beneficiary | Golar Kelvin Facility | Hai Jiao 1405 Limited
Line of Credit Facility [Line Items]
Debt reclassified from junior facility to senior facility	$ 157,900,000
Debt instrument, term	10 years
Senior Loan Facility | Variable Interest Entity, Primary Beneficiary | Golar Snow Facility | Hai Jiao 1402 Limited
Line of Credit Facility [Line Items]
Debt Instrument, face amount			$ 158,600,000.0
Debt instrument, term	10 years
Senior Loan Facility | Variable Interest Entity, Primary Beneficiary | Golar Ice Facility | Hai Jiao 1406 Limited
Line of Credit Facility [Line Items]
Debt reclassified from junior facility to senior facility	$ 157,900,000.0
Debt instrument, term	10 years